Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property Plant And Equipment Tables Abstract
PP&E With Useful Life Classification
	Estimated	December 31,
	Useful Life	2010	2009

		(in millions)
Electric generation and distribution facilities	3 - 62 yrs.	$24,374	$22,680
Other buildings	3 - 50 yrs.	2,211	1,922
Furniture, fixtures and equipment	3 - 31 yrs.	729	684
Other	1 - 50 yrs.	858	686
Total electric generation and distribution assets and other		28,172	25,972
Accumulated depreciation		(9,145)	(8,576)
Net electric generation and distribution assets and other(1)		$19,027	$17,396

Interest Capitalized During Development And Construction
	December 31,
	2010	2009	2008

	(in millions)
Interest capitalized during development and construction	$193	$183	$172

Net Asset Value Of Regulated And Non-Regulated Assets And Accumulated Depreciation
	December 31,
	2010	2009

	(in millions)
Regulated assets	$12,488	$11,744
Regulated accumulated depreciation	(5,123)	(4,830)
Regulated generation, distribution assets, and other, net	7,365	6,914
Non-regulated assets	15,684	14,228
Non-regulated accumulated depreciation	(4,022)	(3,746)
Non-regulated generation, distribution assets, and other, net	11,662	10,482
Net electric generation and distribution assets, and other	$19,027	$17,396

Amounts Recognized Due To Asset Retirement Obligation
	2010	2009

	(in millions)
Balance at January 1	$67	$47
Additional liabilities incurred	19	17
Accretion expense	5	3
Change in estimated cash flows	1	-
Balance at December 31	$92	$67